Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Trading account assets pledged that secured parties are permitted to sell or repledge	¥ 9,477,439	¥ 9,276,102
Trading account assets measured at fair value under fair value option	26,584,447	22,492,917
Available-for-sale debt securities pledged that secured parties are permitted to sell or repledge	2,374,154	5,907,604
Held-to-maturity debt securities pledged that secured parties are permitted to sell or repledge	7,613,928	8,065,154
Held-to-maturity debt securities, fair value	24,893,230	22,646,993
Equity securities pledged that secured parties are permitted to sell or repledge	1,070	970
Equity securities measured at fair value	4,525,490	4,029,561
Financing receivable, before allowance for credit loss	145,325,480	131,881,305
Allowance for credit losses	25,307	19,921
Due to trust account and other short-term borrowings measured at fair value under fair value option	3,005	170,389
Long-term debt measured at fair value under fair value option	¥ 79,698	¥ 153,742
Common stock, authorized (in shares)	33,000,000,000	33,000,000,000
Common stock, issued (in shares)	11,867,710,920	12,067,710,920
Common stock, stated value (JPY per share)	¥ 0	¥ 0
Treasury stock, shares (in shares)	580,142,679	561,241,249
Asset pledged as collateral with right
Financing receivable, before allowance for credit loss	¥ 76,970	¥ 84,440